PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,198	$ 11,780	$ 11,143
Property, plant and equipment, weighted average capitalised interest rate	3.90%	3.90%
Disposals, property, plant and equipment	$ 38	$ 9
Proceeds on disposition	38	25
Gain on disposition of property, plant and equipment	0	16
Adjustment to cost and accumulated depreciation	1,159	943
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,320	$ 1,339